Subsequent Events (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Apr. 11, 2016	Mar. 31, 2016	Feb. 02, 2016	Dec. 31, 2015
Subsequent Events (Textual)
Warrants, decription			The Company issued 50,000 Additional Warrants to the existing senior noteholders under the terms of the December 2015 amendments to the 2015 Notes.
Secured notes payable, description				The conversion price for such Company Optional Redemption shall be a price equal to 100% of the Conversion Amount of the Notes being redeemed.
Aggregate of common stock shares	696,056
Proceeds from issuance of private placement	$ 3.0
Securities Purchase Agreements [Member]
Subsequent Events (Textual)
Secured notes payable, description		(i) remove the requirement that the Company consummate a "Qualified Public Offering"; (ii) extend the deadline for the Company to commence trading on a Qualified Eligible Market (as defined in the March Amendments) to no later than April 14, 2016; provided that if the Company consummates a private offering of its securities resulting in gross proceeds to the Company of at least $3,000,000 after March 31, 2016 and prior to or on April 14, 2016 (a "Qualified Private Offering"), such deadline shall be automatically extended to October 15, 2016; (iii) provide for the issuance of the Additional Warrants, exercisable for ten shares of the Company's common stock per $100 of outstanding principal of the 2015 Notes held by each buyer pursuant to the April 2015 and May 2015 Securities Purchase Agreements, each with an exercise price of $5.00 per share, subject to adjustment as set forth within the warrants; and (iv) add an additional covenant on behalf of the Company that, on or prior to April 14, 2016, it will cause its net monthly cash flow directly associated with the CLA, taken together with its monthly capital expenditure spending associated with the CLA, and excluding expenditures associated with the FSAT requirements defined in the CLA, to be neutral or positive, which may be accomplished by re-negotiation or termination of such CLA.
Stock Purchase Agreement [Member]
Subsequent Events (Textual)
Aggregate of common stock shares	696,056
Proceeds from issuance of private placement	$ 3.0